GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communication Services – 8.3%
25,107	Activision Blizzard, Inc.	$ 1,955,333
9,934	Alphabet, Inc., Class A*	22,602,234
8,947	Alphabet, Inc., Class C*	20,406,139
17,069	AMC Entertainment Holdings, Inc., Class A*	244,769
235,436	AT&T, Inc.	5,012,432
2,832	Bumble, Inc., Class A*	80,712
194	Cable One, Inc.	252,801
3,850	Charter Communications, Inc., Class A*	1,951,680
148,842	Comcast Corp., Class A	6,590,724
8,273	DISH Network Corp., Class A*	188,873
9,265	Electronic Arts, Inc.	1,284,592
3,413	Endeavor Group Holdings, Inc., Class A*	77,543
10,408	Fox Corp., Class A	369,588
4,798	Fox Corp., Class B	156,943
8,038	Frontier Communications Parent, Inc.*	208,425
2,575	IAC/InterActiveCorp*	219,647
12,919	Interpublic Group of Cos., Inc. (The)	416,379
681	Liberty Broadband Corp., Class A*	83,089
4,419	Liberty Broadband Corp., Class C*	553,126
792	Liberty Media Corp.-Liberty Formula One, Class A*	45,160
6,496	Liberty Media Corp.-Liberty Formula One, Class C*	404,636
2,534	Liberty Media Corp.-Liberty SiriusXM, Class A*	104,680
5,072	Liberty Media Corp.-Liberty SiriusXM, Class C*	208,459
4,973	Live Nation Entertainment, Inc.*	472,684
33,828	Lumen Technologies, Inc.	414,055
8,884	Match Group, Inc.*	699,882
75,872	Meta Platforms, Inc., Class A*	14,691,854
14,485	Netflix, Inc.*	2,859,918
5,376	New York Times Co. (The), Class A	185,418
12,524	News Corp., Class A	217,918
2,470	News Corp., Class B	43,423
1,298	Nexstar Media Group, Inc., Class A	227,436
6,767	Omnicom Group, Inc.	504,886
304	Paramount Global, Class A	11,205
18,991	Paramount Global, Class B	651,961
18,721	Pinterest, Inc., Class A*	367,868
4,877	Playtika Holding Corp.*	72,228
9,788	ROBLOX Corp., Class A*	293,053
3,933	Roku, Inc.*	373,242

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
24,129	Sirius XM Holdings, Inc.	$ 154,426
36,237	Snap, Inc., Class A*	511,304
3,925	Spotify Technology SA*	442,622
3,773	Take-Two Interactive Software, Inc.*	469,852
21,506	T-Mobile US, Inc.*	2,866,535
23,175	Twitter, Inc.*	917,730
139,018	Verizon Communications, Inc.	7,130,233
60,251	Walt Disney Co. (The)*	6,654,120
72,391	Warner Bros Discovery, Inc.*	1,335,614
3,898	Warner Music Group Corp., Class A	115,732
1,490	Ziff Davis, Inc.*	113,747
9,072	ZoomInfo Technologies, Inc.*	366,418

		106,583,328

Consumer Discretionary – 11.0%
6,508	ADT, Inc.	48,680
2,013	Advance Auto Parts, Inc.	382,188
11,104	Airbnb, Inc., Class A*	1,342,140
14,512	Amazon.com, Inc.*	34,889,605
8,912	Aptiv PLC*	946,811
8,366	Aramark	288,376
2,893	Autoliv, Inc. (Sweden)	231,671
1,609	AutoNation, Inc.*	192,372
654	AutoZone, Inc.*	1,347,011
7,433	Bath & Body Works, Inc.	304,902
6,591	Best Buy Co., Inc.	540,857
1,350	Booking Holdings, Inc.*	3,028,806
7,905	BorgWarner, Inc.	318,730
2,626	Boyd Gaming Corp.	154,330
1,938	Bright Horizons Family Solutions, Inc.*	175,486
2,515	Brunswick Corp.	189,203
2,181	Burlington Stores, Inc.*	367,062
6,779	Caesars Entertainment, Inc.*	340,102
4,788	Capri Holdings Ltd.*	233,367
5,335	CarMax, Inc.*	529,605
28,581	Carnival Corp.*	396,704
2,931	Carvana Co.*	86,289
4,318	Chegg, Inc.*	84,028
2,865	Chewy, Inc., Class A*	71,052
884	Chipotle Mexican Grill, Inc.*	1,239,854
1,170	Choice Hotels International, Inc.	149,631
1,131	Churchill Downs, Inc.	228,948
1,147	Columbia Sportswear Co.	89,214

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
26,577	Coupang, Inc. (South Korea)*	$ 359,055
1,951	Crocs, Inc.*	108,788
4,113	Darden Restaurants, Inc.	514,125
890	Deckers Outdoor Corp.*	239,018
1,764	Dick’s Sporting Goods, Inc.	143,290
7,555	Dollar General Corp.	1,664,669
7,353	Dollar Tree, Inc.*	1,178,907
1,185	Domino’s Pizza, Inc.	430,356
6,415	DoorDash, Inc., Class A*	493,378
10,854	D.R. Horton, Inc.	815,678
10,436	DraftKings, Inc., Class A*	141,408
962	Dutch Bros, Inc., Class A*	36,123
18,637	eBay, Inc.	907,063
4,177	Etsy, Inc.*	338,838
4,948	Expedia Group, Inc.*	639,925
1,799	Five Below, Inc.*	234,931
3,411	Floor & Decor Holdings, Inc., Class A*	257,326
130,458	Ford Motor Co.	1,784,665
1,388	Fox Factory Holding Corp.*	113,844
2,107	GameStop Corp., Class A*	262,827
8,811	Gap, Inc. (The)	97,185
5,073	Garmin Ltd.	535,810
43,791	General Motors Co.*	1,693,836
7,771	Gentex Corp.	241,523
4,602	Genuine Parts Co.	629,231
11,425	Hanesbrands, Inc.	135,615
4,574	Harley-Davidson, Inc.	160,913
4,295	Hasbro, Inc.	385,476
792	Helen of Troy Ltd.*	146,670
9,084	Hilton Worldwide Holdings, Inc.	1,279,572
34,260	Home Depot, Inc. (The)	10,372,215
1,650	Hyatt Hotels Corp., Class A*	145,844
4,206	Kohl’s Corp.	169,586
15,192	Las Vegas Sands Corp.*	538,708
1,973	Lear Corp.	278,114
4,342	Leggett & Platt, Inc.	170,076
8,405	Lennar Corp., Class A	674,501
495	Lennar Corp., Class B	33,249
2,812	Levi Strauss & Co., Class A	51,066
3,011	Light & Wonder, Inc.*	158,981
955	Lithia Motors, Inc.	290,769
8,050	LKQ Corp.	413,690
21,840	Lowe’s Cos., Inc.	4,265,352
18,313	Lucid Group, Inc.*	369,556

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,891	Lululemon Athletica, Inc.*	$ 1,138,857
6,801	Luminar Technologies, Inc.*	70,322
9,402	Macy’s, Inc.	222,357
9,231	Marriott International, Inc., Class A	1,583,855
1,287	Marriott Vacations Worldwide Corp.	190,116
11,599	Mattel, Inc.*	291,367
24,619	McDonald’s Corp.	6,209,158
1,595	MercadoLibre, Inc. (Brazil)*	1,253,479
11,869	MGM Resorts International	415,059
1,754	Mohawk Industries, Inc.*	248,121
12,593	Newell Brands, Inc.	269,994
41,485	NIKE, Inc., Class B	4,930,492
13,661	Norwegian Cruise Line Holdings Ltd.*	218,713
105	NVR, Inc.*	467,315
2,171	O’Reilly Automotive, Inc.*	1,383,296
9,695	Peloton Interactive, Inc., Class A*	135,342
5,475	Penn National Gaming, Inc.*	174,981
919	Penske Automotive Group, Inc.	105,814
2,785	Planet Fitness, Inc., Class A*	195,980
1,852	Polaris, Inc.	197,331
1,289	Pool Corp.	513,821
7,948	PulteGroup, Inc.	359,726
2,223	PVH Corp.	157,544
6,794	QuantumScape Corp.*	86,895
1,406	Ralph Lauren Corp.	142,133
550	RH*	159,544
6,044	Rivian Automotive, Inc., Class A*	189,782
11,411	Ross Stores, Inc.	970,163
7,163	Royal Caribbean Cruises Ltd.*	415,955
5,167	Service Corp. International	361,845
4,387	Skechers USA, Inc., Class A*	172,848
38,022	Starbucks Corp.	2,984,727
8,701	Tapestry, Inc.	300,185
15,262	Target Corp.	2,470,613
5,772	Tempur Sealy International, Inc.	152,208
4,017	Terminix Global Holdings, Inc.*	174,378
27,945	Tesla, Inc.*	21,189,576
2,276	Texas Roadhouse, Inc.	177,460
1,738	Thor Industries, Inc.	132,036
36,312	TJX Cos., Inc. (The)	2,308,354
3,619	Toll Brothers, Inc.	182,651
1,082	TopBuild Corp.*	213,435
3,703	Tractor Supply Co.	693,794
1,700	Ulta Beauty, Inc.*	719,270

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,041	Under Armour, Inc., Class A*	$ 63,914
7,124	Under Armour, Inc., Class C*	69,103
1,329	Vail Resorts, Inc.	335,187
11,548	VF Corp.	582,712
2,494	Wayfair, Inc., Class A*	148,119
5,545	Wendy’s Co. (The)	103,359
1,924	Whirlpool Corp.	354,478
2,342	Williams-Sonoma, Inc.	299,589
2,989	Wyndham Hotels & Resorts, Inc.	239,509
3,486	Wynn Resorts Ltd.*	230,425
2,782	YETI Holdings, Inc.*	127,277
13,474	Yum China Holdings, Inc. (China)	612,528
9,526	Yum! Brands, Inc.	1,157,123

		141,352,991

Consumer Staples – 6.1%
2,093	Albertsons Cos., Inc., Class A	63,941
59,956	Altria Group, Inc.	3,243,020
18,518	Archer-Daniels-Midland Co.	1,681,805
4,425	BJ’s Wholesale Club Holdings, Inc.*	256,075
310	Boston Beer Co., Inc. (The), Class A*	110,143
1,251	Brown-Forman Corp., Class A	78,976
10,002	Brown-Forman Corp., Class B	661,332
4,649	Bunge Ltd.	550,070
6,666	Campbell Soup Co.	319,368
1,225	Casey’s General Stores, Inc.	256,686
8,023	Church & Dwight Co., Inc.	722,551
4,052	Clorox Co. (The)	588,999
128,705	Coca-Cola Co. (The)	8,157,323
27,787	Colgate-Palmolive Co.	2,189,893
15,551	Conagra Brands, Inc.	511,472
5,055	Constellation Brands, Inc., Class A	1,240,851
14,643	Costco Wholesale Corp.	6,826,859
11,842	Coty, Inc., Class A*	83,960
5,288	Darling Ingredients, Inc.*	423,410
7,081	Estee Lauder Cos., Inc. (The), Class A	1,803,177
6,035	Flowers Foods, Inc.	166,566
19,894	General Mills, Inc.	1,389,596
4,812	Hershey Co. (The)	1,018,749
9,378	Hormel Foods Corp.	456,427
2,121	Ingredion, Inc.	200,837
3,391	J M Smucker Co. (The)	425,130
8,537	Kellogg Co.	595,370

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
28,338	Keurig Dr Pepper, Inc.	$ 984,462
11,141	Kimberly-Clark Corp.	1,481,976
22,859	Kraft Heinz Co. (The)	864,756
21,701	Kroger Co. (The)	1,149,502
4,751	Lamb Weston Holdings, Inc.	321,073
660	Lancaster Colony Corp.	80,454
8,197	McCormick & Co., Inc.	760,026
6,142	Molson Coors Beverage Co., Class B	342,969
45,596	Mondelez International, Inc., Class A	2,898,082
12,346	Monster Beverage Corp.*	1,100,276
2,837	Olaplex Holdings, Inc.*	45,732
45,734	PepsiCo, Inc.	7,671,878
5,011	Performance Food Group Co.*	217,177
51,219	Philip Morris International, Inc.	5,442,019
1,584	Pilgrim’s Pride Corp.*	52,779
1,855	Post Holdings, Inc.*	152,537
79,305	Procter & Gamble Co. (The)	11,727,623
1,794	Reynolds Consumer Products, Inc.	48,833
16,728	Sysco Corp.	1,408,163
9,536	Tyson Foods, Inc., Class A	854,521
6,570	US Foods Holding Corp.*	217,598
23,605	Walgreens Boots Alliance, Inc.	1,034,607
47,621	Walmart, Inc.	6,125,489

		79,005,118

Energy – 4.8%
9,089	Antero Resources Corp.*	389,736
11,451	APA Corp.	538,312
29,470	Baker Hughes Co.	1,060,331
7,539	Cheniere Energy, Inc.	1,031,109
4,234	Chesapeake Energy Corp.	412,307
63,792	Chevron Corp.	11,141,911
42,868	ConocoPhillips	4,816,648
3,625	Continental Resources, Inc.	246,754
26,016	Coterra Energy, Inc.	893,129
21,808	Devon Energy Corp.	1,633,419
5,848	Diamondback Energy, Inc.	889,013
19,329	EOG Resources, Inc.	2,647,300
11,328	EQT Corp.	540,572
139,438	Exxon Mobil Corp.	13,386,048
27,473	Halliburton Co.	1,112,657
9,666	Hess Corp.	1,189,595
1,373	Hess Midstream LP, Class A	44,746

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
5,360	HF Sinclair Corp.	$ 263,176
65,728	Kinder Morgan, Inc.	1,294,184
23,691	Marathon Oil Corp.	744,608
18,429	Marathon Petroleum Corp.	1,875,888
3,642	Matador Resources Co.	221,798
4,872	Murphy Oil Corp.	206,670
2,644	New Fortress Energy, Inc.	123,184
12,917	NOV, Inc.	258,340
29,397	Occidental Petroleum Corp.	2,037,506
14,691	ONEOK, Inc.	967,402
8,538	Ovintiv, Inc.	478,043
3,140	PDC Energy, Inc.	248,500
15,888	Phillips 66	1,601,669
7,609	Pioneer Natural Resources Co.	2,114,845
8,321	Range Resources Corp.*	282,498
46,703	Schlumberger NV	2,146,470
36,637	Southwestern Energy Co.*	334,129
7,409	Targa Resources Corp.	533,596
202	Texas Pacific Land Corp.	316,330
13,511	Valero Energy Corp.	1,751,026
40,188	Williams Cos., Inc. (The)	1,489,367

		61,262,816

Financials – 11.0%
1,240	Affiliated Managers Group, Inc.	165,689
19,612	Aflac, Inc.	1,187,899
17,162	AGNC Investment Corp. REIT	209,891
430	Alleghany Corp.*	358,525
9,026	Allstate Corp. (The)	1,233,764
10,865	Ally Financial, Inc.	478,495
18,466	American Express Co.	3,117,430
2,541	American Financial Group, Inc.	359,043
26,658	American International Group, Inc.	1,564,291
3,648	Ameriprise Financial, Inc.	1,007,833
48,174	Annaly Capital Management, Inc. REIT	318,430
6,734	Aon PLC, Class A	1,856,362
15,520	Apollo Global Management, Inc.	894,573
12,114	Arch Capital Group Ltd.*	574,930
4,978	Ares Management Corp., Class A	354,284
6,872	Arthur J Gallagher & Co.	1,112,852
1,893	Assurant, Inc.	334,474
232,556	Bank of America Corp.	8,651,083
24,098	Bank of New York Mellon Corp. (The)	1,123,208

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
42,464	Berkshire Hathaway, Inc., Class B*	$ 13,417,775
4,844	BlackRock, Inc.	3,241,024
22,958	Blackstone, Inc.	2,704,223
13,104	Blue Owl Capital, Inc.	164,324
870	BOK Financial Corp.	74,968
7,694	Brown & Brown, Inc.	456,793
13,262	Capital One Financial Corp.	1,695,679
7,180	Carlyle Group, Inc. (The)	276,645
3,501	Cboe Global Markets, Inc.	393,197
50,234	Charles Schwab Corp. (The)	3,521,403
12,072	Chubb Ltd.	2,550,693
5,101	Cincinnati Financial Corp.	652,214
65,151	Citigroup, Inc.	3,479,715
16,321	Citizens Financial Group, Inc.	675,363
11,790	CME Group, Inc.	2,344,206
880	CNA Financial Corp.	40,339
4,560	Coinbase Global, Inc., Class A*	356,136
4,308	Comerica, Inc.	358,469
3,648	Commerce Bancshares, Inc.	252,369
232	Credit Acceptance Corp.*	138,112
1,915	Cullen/Frost Bankers, Inc.	239,337
9,214	Discover Financial Services	1,045,697
4,661	East West Bancorp, Inc.	342,770
12,685	Equitable Holdings, Inc.	385,751
832	Erie Indemnity Co., Class A	139,568
3,500	Essent Group Ltd.	149,765
1,447	Everest Re Group Ltd.	408,778
1,241	FactSet Research Systems, Inc.	473,789
8,934	Fidelity National Financial, Inc.	377,908
22,486	Fifth Third Bancorp	886,623
3,458	First American Financial Corp.	209,520
389	First Citizens BancShares, Inc., Class A	272,456
4,536	First Financial Bankshares, Inc.	187,065
17,338	First Horizon Corp.	395,827
5,886	First Republic Bank	912,507
9,649	Franklin Resources, Inc.	261,295
3,650	Glacier Bancorp, Inc.	176,696
3,001	Globe Life, Inc.	292,808
11,268	Goldman Sachs Group, Inc. (The)(a)	3,682,946
1,060	Hanover Insurance Group, Inc. (The)	155,396
10,900	Hartford Financial Services Group, Inc. (The)	790,359
1,675	Houlihan Lokey, Inc.	143,949
47,073	Huntington Bancshares, Inc.	653,373
3,067	Interactive Brokers Group, Inc., Class A	188,743

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
18,377	Intercontinental Exchange, Inc.	$ 1,881,621
14,826	Invesco Ltd.	286,735
5,538	Janus Henderson Group PLC	155,673
5,750	Jefferies Financial Group, Inc.	189,865
96,452	JPMorgan Chase & Co.	12,753,848
30,349	KeyCorp	605,766
18,857	KKR & Co., Inc.	1,033,552
3,586	Lazard Ltd., Class A	126,442
5,160	Lincoln National Corp.	298,919
6,823	Loews Corp.	446,838
2,554	LPL Financial Holdings, Inc.	501,069
5,891	M&T Bank Corp.	1,060,203
438	Markel Corp.*	599,810
1,221	MarketAxess Holdings, Inc.	343,931
16,596	Marsh & McLennan Cos., Inc.	2,654,530
20,628	MetLife, Inc.	1,390,121
5,284	Moody’s Corp.	1,593,496
45,187	Morgan Stanley	3,892,408
836	Morningstar, Inc.	214,877
2,610	MSCI, Inc.	1,154,533
3,769	Nasdaq, Inc.	585,175
15,373	New Residential Investment Corp. REIT	173,715
14,774	New York Community Bancorp, Inc.	147,445
6,580	Northern Trust Corp.	735,315
9,441	Old Republic International Corp.	225,829
3,719	OneMain Holdings, Inc.	163,859
2,447	Pinnacle Financial Partners, Inc.	199,235
13,791	PNC Financial Services Group, Inc. (The)	2,419,079
1,286	Primerica, Inc.	162,036
8,302	Principal Financial Group, Inc.	605,465
19,315	Progressive Corp. (The)	2,305,825
2,924	Prosperity Bancshares, Inc.	211,990
12,447	Prudential Financial, Inc.	1,322,494
6,151	Raymond James Financial, Inc.	605,812
30,872	Regions Financial Corp.	681,962
2,186	Reinsurance Group of America, Inc.	275,108
1,436	RenaissanceRe Holdings Ltd. (Bermuda)	220,455
19,109	Robinhood Markets, Inc., Class A*	192,237
3,887	Rocket Cos., Inc., Class A	35,255
2,703	Ryan Specialty Group Holdings, Inc., Class A*	101,552
11,472	S&P Global, Inc.	4,009,235
4,114	SEI Investments Co.	240,381
2,031	Signature Bank	439,244
9,104	SLM Corp.	178,347

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
22,961	SoFi Technologies, Inc.*	$ 171,748
9,648	Starwood Property Trust, Inc. REIT	230,491
11,401	State Street Corp.	826,458
3,321	Stifel Financial Corp.	213,109
1,925	SVB Financial Group*	940,497
16,672	Synchrony Financial	617,531
4,573	Synovus Financial Corp.	195,038
7,396	T. Rowe Price Group, Inc.	939,958
1,717	TFS Financial Corp.	25,789
2,035	TPG, Inc.	59,361
3,523	Tradeweb Markets, Inc., Class A	238,190
7,908	Travelers Cos., Inc. (The)	1,415,848
43,887	Truist Financial Corp.	2,182,939
4,430	United Bankshares, Inc.	166,391
5,869	Unum Group	213,925
2,311	Upstart Holdings, Inc.*	116,474
44,108	US Bancorp	2,340,812
2,700	UWM Holdings Corp.	10,935
16,493	Valley National Bancorp	209,626
3,448	Virtu Financial, Inc., Class A	90,096
3,481	Voya Financial, Inc.	238,831
6,592	W R Berkley Corp.	468,889
5,884	Webster Financial Corp.	288,846
125,763	Wells Fargo & Co.	5,756,173
3,426	Western Alliance Bancorp	278,774
3,699	Willis Towers Watson PLC	780,748
4,955	Zions Bancorp NA	282,633

		141,191,026

Health Care – 14.0%
2,817	10X Genomics, Inc., Class A*	144,202
57,977	Abbott Laboratories	6,809,978
58,331	AbbVie, Inc.	8,596,239
1,470	ABIOMED, Inc.*	387,639
2,945	Acadia Healthcare Co., Inc.*	209,596
9,903	Agilent Technologies, Inc.	1,263,227
6,268	agilon health, Inc.*	119,719
2,549	Align Technology, Inc.*	707,704
3,979	Alnylam Pharmaceuticals, Inc.*	500,558
1,056	Amedisys, Inc.*	122,401
5,026	AmerisourceBergen Corp.	777,975
17,641	Amgen, Inc.	4,529,150
7,976	Anthem, Inc.	4,064,649

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,304	Arrowhead Pharmaceuticals, Inc.*	$ 110,221
18,156	Avantor, Inc.*	581,718
2,437	Azenta, Inc.	186,772
9,099	Bausch Health Cos., Inc.*	88,442
16,630	Baxter International, Inc.	1,264,712
9,365	Becton Dickinson and Co.	2,395,567
4,836	Biogen, Inc.*	967,200
1,999	Biohaven Pharmaceutical Holding Co. Ltd.*	287,316
6,047	BioMarin Pharmaceutical, Inc.*	454,311
707	Bio-Rad Laboratories, Inc., Class A*	380,218
1,293	Bio-Techne Corp.	478,061
1,931	Blueprint Medicines Corp.*	106,205
47,214	Boston Scientific Corp.*	1,936,246
70,158	Bristol-Myers Squibb Co.	5,293,421
3,388	Bruker Corp.	211,682
9,132	Cardinal Health, Inc.	514,314
5,601	Catalent, Inc.*	577,239
18,909	Centene Corp.*	1,539,949
9,716	Cerner Corp.	921,563
7,944	Change Healthcare, Inc.*	191,371
1,664	Charles River Laboratories International, Inc.*	389,509
486	Chemed Corp.	235,418
10,591	Cigna Corp.	2,841,459
1,624	Cooper Cos., Inc. (The)	569,602
43,341	CVS Health Corp.	4,193,242
21,535	Danaher Corp.	5,681,364
1,872	DaVita, Inc.*	182,501
7,095	DENTSPLY SIRONA, Inc.	280,678
3,225	Dexcom, Inc.*	960,857
2,870	Doximity, Inc., Class A*	100,421
20,412	Edwards Lifesciences Corp.*	2,058,550
14,697	Elanco Animal Health, Inc.*	348,319
27,981	Eli Lilly & Co.	8,770,365
3,218	Encompass Health Corp.	210,908
5,330	Envista Holdings Corp.*	229,403
5,709	Exact Sciences Corp.*	284,365
10,329	Exelixis, Inc.*	189,331
41,510	Gilead Sciences, Inc.	2,691,924
2,588	Globus Medical, Inc., Class A*	172,361
2,532	GoodRx Holdings, Inc., Class A*	20,180
3,138	Guardant Health, Inc.*	128,595
7,616	HCA Healthcare, Inc.	1,602,406
4,474	Henry Schein, Inc.*	383,153
8,219	Hologic, Inc.*	618,644

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
7,513	Horizon Therapeutics PLC*	$ 673,841
4,143	Humana, Inc.	1,881,875
2,761	IDEXX Laboratories, Inc.*	1,081,263
5,185	Illumina, Inc.*	1,241,704
6,049	Incyte Corp.*	459,059
898	Inspire Medical Systems, Inc.*	158,793
2,281	Insulet Corp.*	486,948
2,380	Integra LifeSciences Holdings Corp.*	149,083
2,232	Intellia Therapeutics, Inc.*	102,985
2,824	Intra-Cellular Therapies, Inc.*	162,098
11,847	Intuitive Surgical, Inc.*	2,696,851
4,046	Ionis Pharmaceuticals, Inc.*	147,760
6,197	IQVIA Holdings, Inc.*	1,333,904
1,981	Jazz Pharmaceuticals PLC*	296,516
87,024	Johnson & Johnson	15,623,419
3,079	Laboratory Corp. of America Holdings	759,651
978	LHC Group, Inc.*	162,993
3,622	Maravai LifeSciences Holdings, Inc., Class A*	112,825
1,700	Masimo Corp.*	238,731
4,958	McKesson Corp.	1,629,645
904	Medpace Holdings, Inc.*	129,489
44,380	Medtronic PLC	4,444,657
83,389	Merck & Co., Inc.	7,674,290
742	Mettler-Toledo International, Inc.*	954,301
1,629	Mirati Therapeutics, Inc.*	63,792
11,906	Moderna, Inc.*	1,730,299
1,924	Molina Healthcare, Inc.*	558,383
2,905	Natera, Inc.*	106,584
3,122	Neurocrine Biosciences, Inc.*	291,876
2,515	Novavax, Inc.*	139,155
2,982	Novocure Ltd.*	239,693
3,774	Oak Street Health, Inc.*	71,253
1,433	Omnicell, Inc.*	159,292
8,346	Organon & Co.	316,814
1,168	Penumbra, Inc.*	171,603
4,165	PerkinElmer, Inc.	623,376
4,437	Perrigo Co. PLC	176,859
186,974	Pfizer, Inc.	9,917,101
7,491	QIAGEN NV*	344,211
3,872	Quest Diagnostics, Inc.	546,029
1,154	QuidelOrtho Corp.*	109,665
4,468	R1 RCM, Inc.*	95,928
3,426	Regeneron Pharmaceuticals, Inc.*	2,277,399
1,703	Repligen Corp.*	280,092

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,799	ResMed, Inc.	$ 976,405
11,177	Royalty Pharma PLC, Class A	459,822
2,755	Sarepta Therapeutics, Inc.*	200,619
4,480	Seagen, Inc.*	607,846
1,105	Shockwave Medical, Inc.*	181,452
3,264	Sotera Health Co.*	69,523
3,306	STERIS PLC	754,429
10,951	Stryker Corp.	2,568,010
3,378	Syneos Health, Inc.*	249,600
2,108	Tandem Diabetes Care, Inc.*	143,702
4,807	Teladoc Health, Inc.*	163,871
1,549	Teleflex, Inc.	445,709
3,560	Tenet Healthcare Corp.*	230,368
12,942	Thermo Fisher Scientific, Inc.	7,345,491
2,134	Ultragenyx Pharmaceutical, Inc.*	100,085
1,470	United Therapeutics Corp.*	338,600
31,004	UnitedHealth Group, Inc.	15,402,167
2,126	Universal Health Services, Inc., Class B	264,921
4,591	Veeva Systems, Inc., Class A*	781,664
8,441	Vertex Pharmaceuticals, Inc.*	2,267,675
39,950	Viatris, Inc.	490,187
1,993	Waters Corp.*	653,604
2,443	West Pharmaceutical Services, Inc.	758,258
6,925	Zimmer Biomet Holdings, Inc.	832,454
15,590	Zoetis, Inc.	2,664,799

		179,636,466

Industrials – 8.3%
18,835	3M Co.	2,811,877
4,308	A O Smith Corp.	258,997
1,130	Acuity Brands, Inc.	197,773
2,035	Advanced Drainage Systems, Inc.	222,853
4,662	AECOM	325,641
2,027	AGCO Corp.	259,720
3,524	Air Lease Corp.	132,538
4,160	Alaska Air Group, Inc.*	200,762
2,905	Allegion PLC	324,343
295	AMERCO	144,544
21,252	American Airlines Group, Inc.*	379,773
7,612	AMETEK, Inc.	924,630
1,643	ASGN, Inc.*	156,463
992	Avis Budget Group, Inc.*	188,758
2,227	Axon Enterprise, Inc.*	225,729

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
19,526	Boeing Co. (The)*	$ 2,565,716
4,320	Booz Allen Hamilton Holding Corp.	370,915
5,743	Builders FirstSource, Inc.*	373,812
3,016	BWX Technologies, Inc.	154,419
763	CACI International, Inc., Class A*	213,922
1,711	Carlisle Cos., Inc.	435,330
28,155	Carrier Global Corp.	1,106,773
17,715	Caterpillar, Inc.	3,823,783
4,182	C.H. Robinson Worldwide, Inc.	453,789
7,867	ChargePoint Holdings, Inc.*	100,619
1,207	Chart Industries, Inc.*	212,287
2,848	Cintas Corp.	1,134,444
14,181	Clarivate PLC*	209,453
1,668	Clean Harbors, Inc.*	155,791
7,083	Copart, Inc.*	811,216
12,940	CoStar Group, Inc.*	788,564
71,967	CSX Corp.	2,287,831
4,685	Cummins, Inc.	979,727
1,266	Curtiss-Wright Corp.	179,747
9,271	Deere & Co.	3,316,978
21,102	Delta Air Lines, Inc.*	879,742
4,053	Donaldson Co., Inc.	211,891
4,750	Dover Corp.	636,072
7,916	Dun & Bradstreet Holdings, Inc.*	136,709
13,177	Eaton Corp. PLC	1,826,332
1,714	EMCOR Group, Inc.	181,050
19,514	Emerson Electric Co.	1,730,111
4,051	Equifax, Inc.	820,652
5,516	Expeditors International of Washington, Inc.	600,361
1,703	Exponent, Inc.	153,934
18,997	Fastenal Co.	1,017,479
7,925	FedEx Corp.	1,779,796
11,568	Fortive Corp.	714,555
4,354	Fortune Brands Home & Security, Inc.	301,950
1,109	FTI Consulting, Inc.*	186,312
2,077	Generac Holdings, Inc.*	513,185
8,061	General Dynamics Corp.	1,813,000
36,114	General Electric Co.	2,827,365
5,482	Graco, Inc.	347,011
3,387	GXO Logistics, Inc.*	183,812
1,350	HEICO Corp.	193,117
2,433	HEICO Corp., Class A	284,880
7,680	Hertz Global Holdings, Inc.*	154,138
2,769	Hexcel Corp.	159,079

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
22,641	Honeywell International, Inc.	$ 4,383,750
12,356	Howmet Aerospace, Inc.	441,974
1,785	Hubbell, Inc.	338,900
1,297	Huntington Ingalls Industries, Inc.	272,967
4,426	IAA, Inc.*	172,747
2,513	IDEX Corp.	481,365
9,294	Illinois Tool Works, Inc.	1,933,803
13,448	Ingersoll Rand, Inc.	634,073
2,760	ITT, Inc.	203,743
4,234	Jacobs Engineering Group, Inc.	593,141
2,760	J.B. Hunt Transport Services, Inc.	476,321
10,588	JetBlue Airways Corp.*	113,715
23,191	Johnson Controls International PLC	1,264,141
4,579	KBR, Inc.	227,851
5,082	Knight-Swift Transportation Holdings, Inc.	247,188
6,372	L3Harris Technologies, Inc.	1,535,015
1,218	Landstar System, Inc.	184,442
4,469	Leidos Holdings, Inc.	467,010
1,080	Lennox International, Inc.	225,612
1,916	Lincoln Electric Holdings, Inc.	260,231
8,823	Lockheed Martin Corp.	3,883,091
9,351	Lyft, Inc., Class A*	165,326
1,758	ManpowerGroup, Inc.	157,534
7,801	Masco Corp.	442,239
1,957	MasTec, Inc.*	163,586
6,669	MDU Resources Group, Inc.	182,597
1,796	Middleby Corp. (The)*	272,022
1,229	MSA Safety, Inc.	156,685
1,506	MSC Industrial Direct Co., Inc., Class A	127,905
11,821	Nielsen Holdings PLC	302,145
1,707	Nordson Corp.	371,921
8,582	Norfolk Southern Corp.	2,056,762
4,641	Northrop Grumman Corp.	2,171,849
5,449	nVent Electric PLC	192,895
3,441	Old Dominion Freight Line, Inc.	888,604
2,190	Oshkosh Corp.	203,473
13,996	Otis Worldwide Corp.	1,041,302
3,224	Owens Corning	308,150
10,518	PACCAR, Inc.	913,383
4,233	Parker-Hannifin Corp.	1,152,096
5,440	Pentair PLC	272,925
18,954	Plug Power, Inc.*	350,270
4,660	Quanta Services, Inc.	554,540
49,307	Raytheon Technologies Corp.	4,690,082

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,217	Regal Rexnord Corp.	$ 277,014
6,813	Republic Services, Inc.	911,852
3,558	Robert Half International, Inc.	320,754
3,840	Rockwell Automation, Inc.	818,688
7,889	Rollins, Inc.	279,744
872	Saia, Inc.*	172,298
1,832	Science Applications International Corp.	158,578
5,173	Sensata Technologies Holding PLC	248,459
1,468	SiteOne Landscape Supply, Inc.*	197,108
1,741	Snap-on, Inc.	386,293
19,554	Southwest Airlines Co.*	896,746
5,394	Stanley Black & Decker, Inc.	640,214
2,994	Stericycle, Inc.*	151,347
6,677	Sunrun, Inc.*	174,403
1,771	Tetra Tech, Inc.	239,032
7,128	Textron, Inc.	465,387
2,217	Timken Co. (The)	135,392
3,431	Toro Co. (The)	283,023
7,692	Trane Technologies PLC	1,061,958
1,739	TransDigm Group, Inc.*	1,052,738
6,348	TransUnion	551,070
3,768	Trex Co., Inc.*	240,097
1,314	TriNet Group, Inc.*	103,202
59,535	Uber Technologies, Inc.*	1,381,212
20,751	Union Pacific Corp.	4,560,655
10,677	United Airlines Holdings, Inc.*	508,546
24,282	United Parcel Service, Inc., Class B	4,425,394
2,378	United Rentals, Inc.*	709,072
5,207	Verisk Analytics, Inc.	910,808
10,126	Vertiv Holdings Co.	111,285
13,726	Waste Management, Inc.	2,175,708
1,087	Watsco, Inc.	277,870
1,663	WESCO International, Inc.*	208,840
5,770	Westinghouse Air Brake Technologies Corp.	545,034
7,221	WillScot Mobile Mini Holdings Corp.*	258,006
1,972	Woodward, Inc.	200,375
1,509	W.W. Grainger, Inc.	734,989
3,359	XPO Logistics, Inc.*	179,505
5,941	Xylem, Inc.	500,529

		107,014,646

Information Technology – 27.0%
21,914	Accenture PLC, Class A	6,540,452

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,609	Adobe, Inc.*	$ 6,500,836
53,434	Advanced Micro Devices, Inc.*	5,442,787
6,211	Affirm Holdings, Inc.*	177,013
5,237	Akamai Technologies, Inc.*	529,146
4,086	Amdocs Ltd.	355,033
19,714	Amphenol Corp., Class A	1,396,934
17,271	Analog Devices, Inc.	2,908,436
4,635	Anaplan, Inc.*	304,056
2,866	ANSYS, Inc.*	746,192
1,311	Appian Corp.*	62,626
540,026	Apple, Inc.	80,377,470
29,152	Applied Materials, Inc.	3,419,238
3,670	AppLovin Corp., Class A*	139,864
7,829	Arista Networks, Inc.*	800,750
2,206	Arrow Electronics, Inc.*	266,154
2,220	Asana, Inc., Class A*	48,263
920	Aspen Technology, Inc.*	178,011
4,651	Atlassian Corp. PLC, Class A*	824,715
7,186	Autodesk, Inc.*	1,492,891
13,894	Automatic Data Processing, Inc.	3,097,528
2,780	Avalara, Inc.*	235,383
6,945	Bentley Systems, Inc., Class B	238,769
3,221	Bill.com Holdings, Inc.*	380,851
4,964	Black Knight, Inc.*	337,105
1,784	Blackline, Inc.*	130,624
17,035	Block, Inc.*	1,490,733
13,014	Broadcom, Inc.	7,549,812
3,836	Broadridge Financial Solutions, Inc.	560,900
9,098	Cadence Design Systems, Inc.*	1,398,636
3,841	CDK Global, Inc.	209,181
4,420	CDW Corp.	750,781
4,542	Ceridian HCM Holding, Inc.*	255,715
4,973	Ciena Corp.*	252,728
125,883	Cisco Systems, Inc.	5,671,029
4,118	Citrix Systems, Inc.	414,641
8,223	Cloudflare, Inc., Class A*	460,488
5,557	Cognex Corp.	269,070
17,323	Cognizant Technology Solutions Corp., Class A	1,294,028
805	Coherent, Inc.*	218,123
1,425	Concentrix Corp.	220,718
3,404	Confluent, Inc., Class A*	71,927
25,290	Corning, Inc.	905,888
2,470	Coupa Software, Inc.*	169,911

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,781	Crowdstrike Holdings, Inc., Class A*	$ 1,084,892
8,359	Datadog, Inc., Class A*	797,365
9,157	Dell Technologies, Inc., Class C	457,301
1,935	DigitalOcean Holdings, Inc.*	94,525
2,934	Dlocal Ltd. (Uruguay)*	84,587
6,386	DocuSign, Inc.*	535,849
2,137	Dolby Laboratories, Inc., Class A	165,874
9,304	Dropbox, Inc., Class A*	193,895
8,016	DXC Technology Co.*	282,324
6,600	Dynatrace, Inc.*	248,622
2,487	Elastic NV*	153,324
4,067	Enphase Energy, Inc.*	757,235
4,469	Entegris, Inc.	495,880
1,823	EPAM Systems, Inc.*	617,122
1,610	Euronet Worldwide, Inc.*	195,068
2,001	F5, Inc.*	326,243
850	Fair Isaac Corp.*	348,117
19,795	Fidelity National Information Services, Inc.	2,068,577
3,098	First Solar, Inc.*	218,750
19,586	Fiserv, Inc.*	1,962,125
2,272	Five9, Inc.*	219,725
2,507	FleetCor Technologies, Inc.*	623,767
15,158	Flex Ltd.*	258,747
4,520	Fortinet, Inc.*	1,329,513
2,643	Gartner, Inc.*	693,523
6,064	Genpact Ltd.	269,060
636	Gitlab, Inc., Class A*	24,766
9,256	Global Payments, Inc.	1,212,906
2,012	GLOBALFOUNDRIES, Inc.*	120,096
1,336	Globant SA*	253,185
5,493	GoDaddy, Inc., Class A*	412,250
2,755	Guidewire Software, Inc.*	220,235
864	HashiCorp, Inc., Class A*	30,257
42,932	Hewlett Packard Enterprise Co.	669,739
34,837	HP, Inc.	1,353,069
1,491	HubSpot, Inc.*	503,496
3,467	II-VI, Inc.*	216,688
3,614	Informatica, Inc., Class A*	73,726
135,373	Intel Corp.	6,013,269
29,747	International Business Machines Corp.	4,130,073
9,111	Intuit, Inc.	3,776,145
1,116	IPG Photonics Corp.*	117,727
12,184	ironSource Ltd., Class A (Israel)*	35,212
4,294	Jabil, Inc.	264,167

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,398	Jack Henry & Associates, Inc.	$ 451,112
10,544	Juniper Networks, Inc.	323,490
5,983	Keysight Technologies, Inc.*	871,125
4,968	KLA Corp.	1,812,575
4,606	Lam Research Corp.	2,395,258
4,502	Lattice Semiconductor Corp.*	234,194
803	Littelfuse, Inc.	216,971
2,326	Lumentum Holdings, Inc.*	200,222
2,062	Manhattan Associates, Inc.*	249,358
14,088	Marqeta, Inc., Class A*	147,501
27,961	Marvell Technology, Inc.	1,653,893
28,485	Mastercard, Inc., Class A	10,193,927
2,032	Maximus, Inc.	131,856
18,054	Microchip Technology, Inc.	1,311,623
36,905	Micron Technology, Inc.	2,725,065
244,623	Microsoft Corp.	66,505,655
309	MicroStrategy, Inc., Class A*	81,789
1,831	MKS Instruments, Inc.	226,129
461	Monday.com Ltd.*	52,342
2,096	MongoDB, Inc.*	497,066
1,445	Monolithic Power Systems, Inc.	650,814
5,522	Motorola Solutions, Inc.	1,213,404
4,336	National Instruments Corp.	153,148
2,256	nCino, Inc.*	73,704
7,349	NetApp, Inc.	528,761
18,619	NortonLifeLock, Inc.	453,186
7,228	Nutanix, Inc., Class A*	117,094
93,143	NVIDIA Corp.	17,391,661
4,837	Okta, Inc.*	401,713
14,278	ON Semiconductor Corp.*	866,389
50,444	Oracle Corp.	3,627,932
56,928	Palantir Technologies, Inc., Class A*	494,135
3,185	Palo Alto Networks, Inc.*	1,601,354
10,678	Paychex, Inc.	1,322,257
1,691	Paycom Software, Inc.*	480,819
1,316	Paylocity Holding Corp.*	230,116
38,417	PayPal Holdings, Inc.*	3,273,513
1,355	Pegasystems, Inc.	67,127
2,145	Procore Technologies, Inc.*	97,598
3,476	PTC, Inc.*	405,058
9,181	Pure Storage, Inc., Class A*	217,865
3,571	Qorvo, Inc.*	399,059
37,274	QUALCOMM, Inc.	5,338,382
3,080	Qualtrics International, Inc., Class A*	43,736

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,842	Rapid7, Inc.*	$ 130,543
2,742	RingCentral, Inc., Class A*	173,130
3,481	Roper Technologies, Inc.	1,540,134
31,708	Salesforce, Inc.*	5,080,890
2,313	Samsara, Inc., Class A*	26,021
6,771	Seagate Technology Holdings PLC	573,301
5,834	SentinelOne, Inc., Class A*	138,791
6,606	ServiceNow, Inc.*	3,088,107
1,685	Shift4 Payments, Inc., Class A*	76,920
1,236	Silicon Laboratories, Inc.*	184,362
5,336	Skyworks Solutions, Inc.	580,930
4,120	Smartsheet, Inc., Class A*	146,878
8,756	Snowflake, Inc., Class A*	1,117,703
1,770	SolarEdge Technologies, Inc.*	482,838
5,278	Splunk, Inc.*	541,312
7,381	SS&C Technologies Holdings, Inc.	472,310
3,940	Switch, Inc., Class A	132,975
1,290	Synaptics, Inc.*	191,075
5,041	Synopsys, Inc.*	1,609,087
1,399	TD SYNNEX Corp.	145,286
10,760	TE Connectivity Ltd. (Switzerland)	1,392,236
1,522	Teledyne Technologies, Inc.*	616,638
3,462	Tenable Holdings, Inc.*	174,139
5,331	Teradyne, Inc.	582,465
30,551	Texas Instruments, Inc.	5,400,195
2,626	Thoughtworks Holding, Inc.*	45,456
5,610	Toast, Inc., Class A*	91,106
14,422	Trade Desk, Inc. (The), Class A*	750,665
8,277	Trimble, Inc.*	563,250
5,584	Twilio, Inc., Class A*	587,269
1,352	Tyler Technologies, Inc.*	481,069
174	Ubiquiti, Inc.	45,511
10,088	UiPath, Inc., Class A*	172,202
6,605	Unity Software, Inc.*	264,002
1,478	Universal Display Corp.	186,686
3,179	VeriSign, Inc.*	554,894
54,614	Visa, Inc., Class A	11,587,452
6,885	VMware, Inc., Class A	881,969
5,308	Vontier Corp.	142,361
10,106	Western Digital Corp.*	613,333
12,747	Western Union Co. (The)	231,231
1,453	WEX, Inc.*	247,417
4,089	Wolfspeed, Inc.*	307,615
6,403	Workday, Inc., Class A*	1,000,789

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,739	Zebra Technologies Corp., Class A*	$ 588,112
3,991	Zendesk, Inc.*	364,977
7,030	Zoom Video Communications, Inc., Class A*	755,374
2,745	Zscaler, Inc.*	420,232

		348,215,666

Materials – 2.9%
7,318	Air Products and Chemicals, Inc.	1,801,399
3,865	Albemarle Corp.	1,006,523
6,056	Alcoa Corp.	373,776
50,007	Amcor PLC	655,092
2,155	AptarGroup, Inc.	230,779
1,743	Ashland Global Holdings, Inc.	186,536
2,708	Avery Dennison Corp.	467,292
7,414	Axalta Coating Systems Ltd.*	201,364
10,558	Ball Corp.	748,457
4,435	Berry Global Group, Inc.*	258,694
3,567	Celanese Corp.	558,307
6,891	CF Industries Holdings, Inc.	680,624
15,813	Cleveland-Cliffs, Inc.*	366,545
23,703	Corteva, Inc.	1,484,282
4,018	Crown Holdings, Inc.	419,640
24,307	Dow, Inc.	1,652,390
15,399	DuPont de Nemours, Inc.	1,044,822
1,293	Eagle Materials, Inc.	168,814
4,251	Eastman Chemical Co.	468,290
8,418	Ecolab, Inc.	1,379,794
4,142	FMC Corp.	507,726
47,876	Freeport-McMoRan, Inc.	1,870,994
32,184	Ginkgo Bioworks Holdings, Inc.*	99,127
10,102	Graphic Packaging Holding Co.	224,870
5,897	Huntsman Corp.	213,766
8,427	International Flavors & Fragrances, Inc.	1,113,797
12,371	International Paper Co.	599,375
16,525	Linde PLC (United Kingdom)	5,365,337
2,807	Louisiana-Pacific Corp.	193,851
8,488	LyondellBasell Industries NV, Class A	969,754
2,052	Martin Marietta Materials, Inc.	696,408
11,945	Mosaic Co. (The)	748,354
3,168	MP Materials Corp.*	124,914
26,207	Newmont Corp.	1,778,145
8,833	Nucor Corp.	1,170,019
4,678	Olin Corp.	307,766

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,053	Packaging Corp. of America	$ 480,176
7,807	PPG Industries, Inc.	987,507
2,020	Reliance Steel & Aluminum Co.	392,688
2,165	Royal Gold, Inc.	244,818
4,231	RPM International, Inc.	372,751
1,269	Scotts Miracle-Gro Co. (The)	120,073
4,865	Sealed Air Corp.	302,506
7,910	Sherwin-Williams Co. (The)	2,120,196
3,212	Sonoco Products Co.	187,806
2,823	Southern Copper Corp. (Peru)	174,405
5,991	Steel Dynamics, Inc.	511,512
7,713	United States Steel Corp.	193,365
5,919	Valvoline, Inc.	198,050
4,303	Vulcan Materials Co.	709,436
1,074	Westlake Corp.	141,886
8,587	Westrock Co.	416,384

		37,691,182

Real Estate – 3.3%
5,345	Alexandria Real Estate Equities, Inc. REIT	887,003
4,564	American Campus Communities, Inc. REIT	296,660
9,464	American Homes 4 Rent, Class A REIT	349,789
15,071	American Tower Corp. REIT	3,860,135
8,885	Americold Realty Trust, Inc. REIT	246,026
5,173	Apartment Income REIT Corp. REIT	232,061
4,555	AvalonBay Communities, Inc. REIT	947,258
4,725	Boston Properties, Inc. REIT	525,325
9,802	Brixmor Property Group, Inc. REIT	238,973
3,493	Camden Property Trust REIT	501,211
10,528	CBRE Group, Inc., Class A*	872,139
4,903	Cousins Properties, Inc. REIT	169,399
14,269	Crown Castle International Corp. REIT	2,706,116
7,411	CubeSmart REIT	330,012
9,409	Digital Realty Trust, Inc. REIT	1,313,402
5,534	Douglas Emmett, Inc. REIT	156,446
12,654	Duke Realty Corp. REIT	668,511
1,337	EastGroup Properties, Inc. REIT	215,992
2,994	Equinix, Inc. REIT	2,057,147
5,745	Equity LifeStyle Properties, Inc. REIT	434,896
12,058	Equity Residential REIT	926,416
2,153	Essex Property Trust, Inc. REIT	611,129
4,380	Extra Space Storage, Inc. REIT	780,516
2,584	Federal Realty Investment Trust REIT	297,082

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,346	First Industrial Realty Trust, Inc. REIT	$ 230,990
7,810	Gaming and Leisure Properties, Inc. REIT	365,664
7,545	Healthcare Trust of America, Inc., Class A REIT	226,727
17,810	Healthpeak Properties, Inc. REIT	528,779
3,428	Highwoods Properties, Inc. REIT	134,686
23,380	Host Hotels & Resorts, Inc. REIT	467,366
1,323	Howard Hughes Corp. (The)*	111,304
20,090	Invitation Homes, Inc. REIT	757,795
9,535	Iron Mountain, Inc. REIT	513,936
1,622	Jones Lang LaSalle, Inc.*	320,053
3,794	Kilroy Realty Corp. REIT	230,296
20,011	Kimco Realty Corp. REIT	473,260
2,857	Lamar Advertising Co., Class A REIT	279,843
2,752	Life Storage, Inc. REIT	321,324
19,607	Medical Properties Trust, Inc. REIT	364,298
3,795	Mid-America Apartment Communities, Inc. REIT	686,895
5,776	National Retail Properties, Inc. REIT	255,877
2,804	National Storage Affiliates Trust REIT	147,070
7,890	Omega Healthcare Investors, Inc. REIT	234,885
15,387	Opendoor Technologies, Inc.*	111,248
24,421	Prologis, Inc. REIT	3,113,189
5,017	Public Storage REIT	1,658,821
4,790	Rayonier, Inc. REIT	197,444
19,766	Realty Income Corp. REIT	1,348,437
5,620	Regency Centers Corp. REIT	383,340
5,311	Rexford Industrial Realty, Inc. REIT	339,214
3,537	SBA Communications Corp. REIT	1,190,590
10,791	Simon Property Group, Inc. REIT	1,237,188
2,140	SL Green Realty Corp. REIT	132,188
4,206	Spirit Realty Capital, Inc. REIT	176,610
5,888	STAG Industrial, Inc. REIT	196,070
8,206	STORE Capital Corp. REIT	226,404
3,777	Sun Communities, Inc. REIT	619,919
10,712	UDR, Inc. REIT	512,034
13,167	Ventas, Inc. REIT	747,096
31,768	VICI Properties, Inc. REIT	980,043
5,825	Vornado Realty Trust REIT	203,642
15,008	Welltower, Inc. REIT	1,337,063
24,670	Weyerhaeuser Co. REIT	974,958
6,244	W.P. Carey, Inc. REIT	525,370
1,461	Zillow Group, Inc., Class A*	58,382
5,598	Zillow Group, Inc., Class C*	223,360

		42,767,302

Shares	Description	Value

Common Stocks – (continued)
Utilities – 2.9%
21,666	AES Corp. (The)	$ 477,519
8,284	Alliant Energy Corp.	528,685
8,491	Ameren Corp.	808,258
16,693	American Electric Power Co., Inc.	1,703,187
6,005	American Water Works Co., Inc.	908,256
4,450	Atmos Energy Corp.	517,580
2,329	Avangrid, Inc.	110,837
4,220	Brookfield Renewable Corp., Class A	152,680
20,771	CenterPoint Energy, Inc.	665,711
1,143	Clearway Energy, Inc., Class A	37,216
2,689	Clearway Energy, Inc., Class C	94,249
9,569	CMS Energy Corp.	679,782
11,716	Consolidated Edison, Inc.	1,162,930
10,814	Constellation Energy Corp.	671,333
26,773	Dominion Energy, Inc.	2,254,822
6,371	DTE Energy Co.	845,495
25,467	Duke Energy Corp.	2,865,547
12,603	Edison International	881,076
6,713	Entergy Corp.	807,708
7,521	Essential Utilities, Inc.	347,921
7,412	Evergy, Inc.	518,395
11,303	Eversource Energy	1,043,493
32,077	Exelon Corp.	1,576,585
18,896	FirstEnergy Corp.	811,772
1,663	IDACORP, Inc.	181,300
2,980	National Fuel Gas Co.	219,119
2,767	NextEra Energy Partners LP	198,256
64,911	NextEra Energy, Inc.	4,913,114
13,357	NiSource, Inc.	420,078
7,943	NRG Energy, Inc.	365,696
6,590	OGE Energy Corp.	272,167
67,024	PG&E Corp.*	817,693
3,729	Pinnacle West Capital Corp.	289,557
23,953	PPL Corp.	722,902
16,600	Public Service Enterprise Group, Inc.	1,137,764
10,455	Sempra Energy	1,713,156
35,002	Southern Co. (The)	2,648,251
6,895	UGI Corp.	294,692
14,514	Vistra Corp.	382,734

GOLDMAN SACHS MARKETBETA® U.S.1000 EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
10,433	WEC Energy Group, Inc.	$ 1,096,195
17,995	Xcel Energy, Inc.	1,355,743

		37,499,454

TOTAL INVESTMENTS – 99.6% (Cost $468,781,833)		$1,282,219,995

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,754,484

NET ASSETS – 100.0%		$1,286,974,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® II ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2022:

MARKETBETA® U.S.1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,006,795	$—	$—
Europe	6,989,245	—	—
North America	1,272,711,484	—	—
South America	1,512,471	—	—

Total	$1,282,219,995	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA® II ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.